8. OTHER OPERATING GAINS (LOSSES), NET	12 Months Ended
Dec. 31, 2018
Other Operating Gains Losses Net
OTHER OPERATING GAINS (LOSSES), NET

8. OTHER OPERATING GAINS (LOSSES), NET

Years ended December 31,	2018	2017	2016
Insurance proceeds	$—	$6,171	$—
Loss on disposal of assets	(353)	(269)	(2,565)
Other	1,096	—	—
Other operating gains (losses), net	$743	$5,902	$(2,565)